Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Summary of 10% Appreciation Against the Dollar of Main Currencies
Assuming other factors (principally interest rates and commodity prices) remained constant and that no further foreign exchange risk management actions were taken, a 10% appreciation against the dollar at December 31 of the main currencies to which Shell is exposed would have the following effects:

	$ million
	Increase/(decrease) in income before taxation		Increase in net assets
	2023	2022	2023	2022
10% appreciation against the dollar of:
Sterling	(270)	(168)	1,022	894
Euro	(46)	124	2,434	1,486
Malaysian ringgit	49	65	279	313
Australian dollar	(129)	(65)	780	837
Canadian dollar	9	(44)	1,392	1,575

Schedule of Value at Risk Pre-tax	The VAR average and year-end positions in respect of commodities traded in active markets, which are presented in the table below, are calculated on a diversified basis in order to reflect the effect of offsetting risk within combined portfolios.

Value-at-risk (pre-tax)

				$ million
		2023		2022
	Average	Year-end	Average	Year-end
Global oil	43	25	72	56
North America gas and power	13	10	18	23
Europe gas and power	31	12	54	40
Australia gas and power	4	2	12	12
Environmental certificates	9	4	10	13

Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments	These amounts, as presented net and gross within trade and other receivables, trade and other payables and derivative financial instruments in the Consolidated Balance Sheet at December 31, were as follows:

2023

						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	20,810	12,350	8,460	18	356	8,086
Within derivative financial instruments	26,166	13,140	13,026	1,688	2,616	8,722
Liabilities:
Within trade payables	18,423	12,351	6,072	69	356	5,647
Within derivative financial instruments	23,037	13,163	9,874	2,040	2,636	5,198

2022

						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	28,259	17,200	11,059	292	495	10,272
Within derivative financial instruments	56,154	34,685	21,469	1,904	4,563	15,002
Liabilities:
Within trade payables	29,981	17,200	12,781	608	495	11,678
Within derivative financial instruments	58,991	34,710	24,281	4,788	3,364	16,129

Disclosure of detailed information about hedging instruments
The carrying amounts of derivative contracts at December 31, designated and not designated as hedging instruments for hedge accounting purposes, were as follows:

2023

							$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	14	2	16	98	—	98	(82)
Forward foreign exchange contracts	—	697	697	—	592	592	105
Currency swaps and options	177	—	177	1,959	13	1,972	(1,795)
Commodity derivatives	—	14,783	14,783	—	9,161	9,161	5,622
Other contracts	—	226	226	—	7	7	219
Total	191	15,708	15,899	2,057	9,773	11,830	4,069

2022

							$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	—	1	1	169	—	169	(168)
Forward foreign exchange contracts	—	907	907	—	996	996	(89)
Currency swaps and options	31	24	55	2,925	5	2,930	(2,875)
Commodity derivatives	—	23,676	23,676	—	22,858	22,858	818
Other contracts	—	380	380	—	389	389	(9)
Total	31	24,988	25,019	3,094	24,248	27,342	(2,323)

Contractual Maturities of Derivative Liabilities
The contractual maturities of derivative liabilities at December 31 compare with their carrying amounts in the Consolidated Balance Sheet as follows:

2023

									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	78	9	3	3	5	—	98	—	98
Forward foreign exchange contracts	465	77	25	1	—	(3)	565	27	592
Currency swaps and options	551	609	521	392	186	859	3,118	(1,146)	1,972
Commodity derivatives	5,767	1,902	799	381	225	597	9,671	(510)	9,161
Other contracts	2	4	2	—	—	—	8	(1)	7
Total	6,863	2,601	1,350	777	416	1,453	13,460	(1,630)	11,830
[A]Mainly related to the effect of discounting.
25. Financial instruments continued

2022

									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	120	50	2	1	1	1	175	(6)	169
Forward foreign exchange contracts	629	294	18	(1)	(2)	(3)	935	61	996
Currency swaps and options	582	554	750	588	507	1,353	4,334	(1,404)	2,930
Commodity derivatives	17,273	3,678	1,203	515	270	793	23,732	(874)	22,858
Other contracts	212	148	22	1	1	—	384	5	389
Total	18,816	4,724	1,995	1,104	777	2,144	29,560	(2,218)	27,342
[A]Mainly related to the effect of discounting.

Summary of Net Carrying Amounts of Derivative Contracts Held
The net carrying amounts of derivative contracts held at December 31 categorised according to the predominant source and nature of inputs used in determining the fair value of each contract were as follows:

2023

				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(82)	—	(82)
Forward foreign exchange contracts	—	105	—	105
Currency swaps and options	—	(1,795)	—	(1,795)
Commodity derivatives	(39)	3,191	2,470	5,622
Other contracts	—	223	(4)	219
Total	(39)	1,642	2,466	4,069

2022

				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(168)	—	(168)
Forward foreign exchange contracts	—	(89)	—	(89)
Currency swaps and options	—	(2,875)	—	(2,875)
Commodity derivatives	68	(1,161)	1,911	818
Other contracts	—	(7)	(2)	(9)
Total	68	(4,300)	1,909	(2,323)

Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs

		$ million
	2023	2022
At January 1	1,909	389
Net gains recognised in revenue	576	1,190
Purchases	271	886
Sales	(185)	(623)
Settlements	(125)	46
Recategorisations (net)	25	17
Currency translation differences	(5)	4
At December 31	2,466	1,909

Reconciliation of Derivative Contracts with Unrecognized Day One Gains or Losses	The unrecognised gains on these derivative contracts at December 31, 2023, were as follows:

		$ million
	2023	2022
At January 1	1,620	1,024
Movements	(13)	596
At December 31	1,607	1,620